Debt - Our Long Term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) rig	Aug. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 07, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,992.5		$ 1,618.8
Number of rigs securing debt | rig	23
Senior secured notes due 2028 and 2030, original issuance
Debt Instrument [Line Items]
Total indebtedness	$ 1,940.0
$250m Convertible Bonds (3)
Debt Instrument [Line Items]
Long-term debt	239.4		$ 250.0
Super senior revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility	195.0	$ 195.0
Super senior revolving credit facility, RCF
Debt Instrument [Line Items]
Revolving credit facility	150.0			$ 150.0
Super senior revolving credit facility, RCF | Revolving credit facility
Debt Instrument [Line Items]
Remaining borrowing capacity	150.0
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility	45.0	$ 45.0		$ 30.0
Drawn facility	$ 41.5